Accumulated Other Comprehensive Income (Loss) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income
Schedule of changes in accumulated other comprehensive (loss) income, net of tax

	Three Months Ended March 31,
(Thousands)	2023	2022
Cash flow hedge changes in fair value gain (loss):
Balance at beginning of period	$(6,355)	$11,759
Other comprehensive income (loss) before reclassifications	2,354	(2,269)
Amounts reclassified from accumulated comprehensive income	721	(4,129)
Tax effect	(835)	1,538
Net other comprehensive income	(4,115)	6,899
Less: Other comprehensive income attributable to noncontrolling interests	—	—
Balance at end of period	(4,115)	6,899
Foreign currency translation gain
Balance at beginning of period	252	259
Other comprehensive income (loss) before reclassifications	(18)	—
Amounts reclassified from accumulated comprehensive income	—	—
Tax effect	—	—
Net other comprehensive income	234	259
Less: Other comprehensive income attributable to noncontrolling interests	—	—
Balance at end of period	234	259
Accumulated other comprehensive income (loss) at end of period	$(3,881)	$7,158

	Year Ended December 31,
(Thousands)	2022	2021	2020
Cash flow hedge changes in fair value gain (loss):
Balance at beginning of period	$11,759	$3,581	$—
Other comprehensive income (loss) before reclassifications	(10,978)	18,010	6,490
Amounts reclassified from accumulated comprehensive income	(13,094)	(7,197)	(1,746)
Tax effect	5,958	(2,635)	(1,163)
Net other comprehensive income	(6,355)	11,759	3,581
Less: Other comprehensive income attributable to noncontrolling interests	—	—	—
Balance at end of period	(6,355)	11,759	3,581
Foreign currency translation gain
Balance at beginning of period	259	239	—
Other comprehensive income (loss) before reclassifications	(7)	20	239
Amounts reclassified from accumulated comprehensive income	—	—	—
Tax effect	—	—	—
Net other comprehensive income	252	259	239
Less: Other comprehensive income attributable to noncontrolling interests	—	—	—
Balance at end of period	252	259	239
Accumulated other comprehensive income (loss) at end of period	$(6,103)	$12,018	$3,820